Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of basic earnings per share
1)	Basic earnings per share for the years ended December 31, 2017, 2016 and 2015 are calculated as follows:

(In millions of won, shares)
	2017		2016	2015
Basic earnings per share attributable to owners of the Parent Company:
Profit attributable to owners of the Parent Company	￦	2,599,829	1,675,967	1,518,604
Interest on hybrid bonds		(16,840)	(16,840)	(16,840)

Profit attributable to owners of the Parent Company on common shares		2,582,989	1,659,127	1,501,764
Weighted average number of common shares outstanding		70,609,160	70,609,160	71,551,966

Basic earnings per share (in won)	￦	36,582	23,497	20,988

Weighted average number of common shares outstanding
2)	The weighted average number of common shares outstanding for the years ended December 31, 2017, 2016 and 2015 are calculated as follows:

(In shares)
	2017	2016	2015
Issued common shares at January 1	80,745,711	80,745,711	80,745,711
Effect of treasury shares	(10,136,551)	(10,136,551)	(9,193,745)

Weighted average number of common shares outstanding at December 31	70,609,160	70,609,160	71,551,966